SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SCHEDULE OF PRO FORMA INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements Pro Forma [Line Items]
Net (loss) earnings	$ 114,117	$ 52,340	$ (190,542)	$ 7,934	$ (31,389)	$ 65,043	$ 57,732	$ 21,988	$ (16,151)	$ 113,374	$ 409,230
Net (earnings) loss attributable to noncontrolling interests									(25,129)	6,098	5,643
Net (loss) earnings attributable to IAC shareholders	$ 102,051	$ 43,162	$ (194,775)	$ 8,282	$ (31,849)	$ 65,611	$ 59,305	$ 26,405	$ (41,280)	$ 119,472	$ 414,873
Basic earnings (loss) per share from continuing operations (in usd per share)	$ 1.29	$ 0.54	$ (2.45)	$ 0.10	$ (0.38)	$ 0.79	$ 0.72	$ 0.31	$ (0.52)	$ 1.44	$ 2.88
Diluted earnings (loss) per share from continuing operations (in usd per share)	$ 1.18	$ 0.49	$ (2.45)	$ 0.09	$ (0.38)	$ 0.74	$ 0.68	$ 0.30	$ (0.52)	$ 1.33	$ 2.71
Accounting Standards Update 2016-09 | Pro Forma
New Accounting Pronouncements Pro Forma [Line Items]
Net (loss) earnings									$ 33,255
Net (earnings) loss attributable to noncontrolling interests									30,024
Net (loss) earnings attributable to IAC shareholders									$ 3,231
Basic earnings (loss) per share from continuing operations (in usd per share)									$ 0.10
Diluted earnings (loss) per share from continuing operations (in usd per share)									$ (0.19)